As filed with the Securities and Exchange Commission on November 8, 2017.

File Nos. 002-96634
811-04267

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 56 (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 57 (X)

INSTITUTIONAL FIDUCIARY TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of November, 2017.

INSTITUTIONAL FIDUCIARY TRUST

(Registrant)

 By: /s/Karen L. Skidmore

 Karen L. Skidmore

 Vice President and

  Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	President and Chief Executive Officer - Investment Management Dated: November 7, 2017

MATTHEW T. HINKLE* Matthew T. Hinkle	Chief Executive Officer-Finance and Administration Dated: November 7, 2017

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: November 7, 2017

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: November 7, 2017

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: November 7, 2017

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: November 7, 2017

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: November 7, 2017

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: November 7, 2017
J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: November 7, 2017

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: November 7, 2017

JOHN B. WILSON* John B. Wilson	Trustee Dated: November 7, 2017

*By:  /s/Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of November, 2017.

THE MONEY MARKET

PORTFOLIOS

  By:  /s/Karen L. Skidmore

 Karen L. Skidmore

 Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	President and Chief Executive Officer - Investment Management Dated: November 7, 2017

MATTHEW T. HINKLE* Matthew T. HInkle	Chief Executive Officer-Finance and Administration Dated: November 7, 2017

GASTON GARDEY* Gaston Gardey	Chief Financial Officer Dated: November 7, 2017

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: November 7, 2017

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: November 7, 2017

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: November 7, 2017

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: November 7, 2017

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: November 7, 2017

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: November 7, 2017

JOHN B. WILSON* John B. Wilson	Trustee Dated: November 7, 2017

*By:  /s/Karen L. Skidmore

      Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney Previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase